Note 16 - Commitments and Contingencies	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
16	Commitments and Contingencies

The Company leased a
47,300
square foot facility located in San Ramon, California that expired in
April 2017.
On
January 5, 2017,
the Company entered a
seventy-seven
-month commercial building lease agreement for a
23,873
square feet facility in Dublin, California. The new lease began on
April 1, 2017.
The Company’s operations were in the Dublin facility as of
March 31, 2018.

The Company also leases certain other equipment under operating leases.

Total future minimum lease payments under the new building lease and certain equipment are as follows.

Fiscal year (Dollars in thousands)
2019	$436
2020	450
2021	464
2022	472
Thereafter	696
Total	$2,518

The aggregate rental expense was
$460,000
and
$523,000
in fiscal
2018
and
2017,
respectively.

The Company leases certain equipment under capital leases that expire through
May 2021.
Capital leases with costs totaling
$249,000
and
$249,000
are reported net of accumulated depreciation of
$174,000
and
$113,000
at
March 31, 2018
and
March 25, 2017,
respectively.

Total future minimum lease payments under these capital leases are as follows.

Fiscal year (Dollars in thousands)	Principal	Interest	Total
2019	$52	$12	$64
2020	40	5	45
2021	22	1	23
Total	$114	$18	$132

The Company is committed to purchase certain inventory under non-cancelable purchase orders. As of
March 31, 2018,
total non–cancelable purchase orders were approximately
$1,260,000
and are scheduled to be delivered to the Company at various dates through
March 2019.